DEBT AND CREDIT FACILITIES 6 (Details) $ in Millions	Dec. 31, 2015 USD ($)
San Diego Gas and Electric Company [Member]
First Mortgage Bonds [Line Items]
First Mortgage Bonds, Amount Available For Future Issuance	$ 4,100
Southern California Gas Company [Member]
First Mortgage Bonds [Line Items]
First Mortgage Bonds, Amount Available For Future Issuance	$ 800